CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS (Details) - USD ($)	Jan. 25, 2025	Jan. 02, 2025	Dec. 31, 2024	Jul. 01, 2024	Jun. 30, 2024
Customers transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve			$ 19,801,604		$ 19,326,300
Cash on deposit in the reserve account			20,488,117		19,677,378
Cash reserve deposit more than amount required			686,513		351,078
Amount deposited to reserve account in accordance with the rule				$ 150,000
Cash on deposit in the reserve account in excess of the amount required				$ 501,078
Customers transactions and credit balances | Subsequent Event
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Amount withdrew from reserve account in accordance with the rule		$ 185,000
Cash on deposit in the reserve account in excess of the amount required		$ 501,513
Broker-dealer transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve			100,000		100,000
Cash on deposit in the reserve account			200,618		200,738
Cash reserve deposit more than amount required			$ 100,618		$ 100,738
Broker-dealer transactions and credit balances | Subsequent Event
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Amount withdrew from reserve account in accordance with the rule	$ 618